Schedule of Investments (unaudited) March 31, 2023	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities
Sterling Coofs Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(a)(b)	$342		$3,416
Sterling COOFS Trust, Series 2004-1, Class A, 2.36%, 04/15/29(a)	537		5,372

Total Asset-Backed Securities — 0.0% (Cost: $83,652)			8,788

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 5.3%
Fannie Mae, Series 2020-57, Class LI, 2.00%, 08/25/50	5,500		4,128,706
Freddie Mac REMICS, Series 5249, Class LB, 4.00%, 08/25/52	6,295		5,898,043
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, (1 mo. LIBOR US + 16.62%), 7.62%, 08/25/23(c)	—	(d)	91
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	560		538,016
Series 2018-4, Class MA, 3.50%, 03/25/58	3,212		3,081,086
Series 2019-1, Class MA, 3.50%, 07/25/58	1,017		972,218
Series 2019-2, Class MA, 3.50%, 08/25/58	407		388,352
Small Business Administration, Series 2000-1, 1.80%, 03/15/21(a)	5		—

			15,006,512

Commercial Mortgage-Backed Securities — 1.7%
Beast Mortgage Trust, Series 2021-SSCP, Class A, (1 mo. LIBOR US + 0.75%), 5.43%, 04/15/36(b)(c)	250		237,581
CSAIL Commercial Mortgage Trust(c)
Series 2018-C14, Class XA, 0.55%, 11/15/51	1,999		50,416
Series 2019-C16, Class XA, 1.55%, 06/15/52	6,368		447,481
Ginnie Mae Mortgage-Backed Securities, Series 2022-63, Class ZM, 3.50%, 10/20/50	4,300		3,624,854
GS Mortgage Securities Trust, (1 mo. SOFR + 2.09%), 6.75%, 03/15/28	280		279,303
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.95%), 5.63%, 06/15/35(b)(c)	121		116,615
Wells Fargo Commercial Mortgage Trust, Series 2018- C44, Class XA, 0.71%, 05/15/51(c)	4,826		136,242

			4,892,492

Interest Only Collateralized Mortgage Obligations — 2.5%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	135		24,031
Freddie Mac, Series 3744, Class CI, 3.00%, 06/25/51	20,001		2,873,477
Freddie Mac REMICS
Series 5083, Class IN, 4.50%, 07/25/32	13,786		1,394,759
Series 5138, Class IP, 3.00%, 04/25/51	18,520		2,842,171
IndyMac INDX Mortgage Loan Trust, Series 2006- AR33, Class 4AX, 0.17%, 01/25/37(a)	18,914		2
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 05/15/29(a)(c)	6,181		6

			7,134,446

Security	Par (000)	Value

Mortgage-Backed Securities — 3.4%
Fannie Mae REMICS, Series 2021-26, Class AI, 3.50%, 05/25/50	$27,828	$4,466,798
Freddie Mac REMICS, Series 3745, Class LK, 4.00%, 10/15/40	3,500	3,421,432
Ginnie Mae, Series 2022-10, Class IT, 3.50%, 01/20/52	12,072	1,898,466

		9,786,696

Principal Only Collateralized Mortgage Obligations — 2.3%
CHL Mortgage Pass-Through Trust, Series 2003-J8, Class PO, 4.00%, 09/25/23(e)	8	7,751
Fannie Mae, Series 2011-90, Class AO, 4.41%, 09/25/41	3,733	2,875,963
Fannie Mae Strip
4.98%, 07/25/33(e)	2,006	1,691,050
4.68%, 09/25/39	2,297	1,800,354
Residential Asset Securitization Trust, Series 2005- A15, Class 1A8, 0.00%, 02/25/36	94	66,635
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9, Class CP, 5.00%, 11/25/35	45	24,920

		6,466,673

Total Non-Agency Mortgage-Backed Securities — 15.2% (Cost: $43,341,959)		43,286,819

U.S. Government Sponsored Agency Securities

Agency Obligations(f) — 15.5%
Fannie Mae Mortgage-Backed Securities
4.00%, 06/01/52 - 10/01/52	13,180	12,615,630
4.50%, 10/01/52	3,320	3,260,168
5.00%, 02/01/53	6,255	6,249,827
Freddie Mac Mortgage-Backed Securities
4.50%, 09/01/52 - 10/01/52	9,587	9,416,370
5.00%, 02/01/53 - 03/01/53	12,509	12,508,030

		44,050,025

Collateralized Mortgage Obligations — 60.4%
Fannie Mae, Series 0040, Class K, 6.50%, 08/17/24	3	3,166
Fannie Mae REMICS
Series 1993-247, Class SN, (12 mo. LIBOR US + 63.85%), 10.00%, 12/25/23(c)	3	2,951
Series 2004-31, Class ZG, 7.50%, 05/25/34	2,073	2,268,779
Series 2004-84, Class SD, (1 mo. LIBOR US + 12.75%), 4.51%, 04/25/34(c)	269	263,949
Series 2005-73, Class DS, (1 mo. LIBOR US + 17.55%), 4.95%, 08/25/35(c)	44	42,853
Series 2010-134, Class DB, 4.50%, 12/25/40	6,655	6,618,980
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060	2,994,011
Series 2010-47, Class JB, 5.00%, 05/25/30	2,093	2,087,822
Series 2011-117, Class CP, 4.00%, 11/25/41	14,351	13,935,396
Series 2011-8, Class ZA, 4.00%, 02/25/41	3,948	3,824,395
Series 2011-99, Class CB, 4.50%, 10/25/41	32,351	32,312,390
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639	1,554,208
Series 2013-81, Class YK, 4.00%, 08/25/43	7,000	6,700,652
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.23%), 1.58%, 05/25/48(c)	4,545	4,033,595
Series 2018-50, Class EB, 4.00%, 07/25/48	2,001	1,963,253

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS
Series 2218, Class Z, 8.50%, 03/15/30	$371	$394,767
Series 2731, Class ZA, 4.50%, 01/15/34	1,578	1,558,881
Series 2927, Class BZ, 5.50%, 02/15/35	1,656	1,676,426
Series 3745, Class ZA, 4.00%, 10/15/40	1,239	1,206,381
Series 3762, Class LN, 4.00%, 11/15/40	2,000	1,944,879
Series 3780, Class ZA, 4.00%, 12/15/40	3,228	3,146,613
Series 3856, Class PB, 5.00%, 05/15/41	6,730	6,889,531
Series 3960, Class PL, 4.00%, 11/15/41	2,859	2,790,874
Series 3963, Class JB, 4.50%, 11/15/41	557	551,965
Series 4016, Class BX, 4.00%, 09/15/41	15,408	15,057,209
Series 4269, Class PM, 4.00%, 08/15/41	8,884	8,527,546
Series 4299, Class JY, 4.00%, 01/15/44	1,000	963,372
Series 4384, Class LB, 3.50%, 08/15/43	4,223	4,088,875
Series 4615, Class LB, 4.50%, 09/15/41	7,368	7,407,094
Series 4748, Class BM, 3.50%, 11/15/47	3,351	2,977,622
Series 4774, Class L, 4.50%, 03/15/48	5,677	5,674,576
Series 4830, Class AV, 4.00%, 10/15/33	1,069	1,019,113
Ginnie Mae
Series 2011-88, Class PY, 4.00%, 06/20/41	8,124	7,927,201
Series 2012-16, Class HJ, 4.00%, 09/20/40	5,624	5,459,121
Series 2015-96, Class ZM, 4.00%, 07/20/45	8,526	8,059,125
Series 2018-91, Class ZL, 4.00%, 07/20/48	6,193	5,849,797

		171,777,368

Mortgage-Backed Securities — 73.7%
Fannie Mae, Series 2020-M21, Class AX, 1.56%, 01/25/58(c)	1,716	185,549
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/56 - 01/01/57(f)	32,105	31,339,897
Fannie Mae REMIC Trust, Series 1999-W4, Class IO, 6.50%, 12/25/28	35	1,744
Fannie Mae REMICS
Series 1997-90, Class M, 6.00%, 01/25/28	50	797
Series 2006-36, Class PS, (1 mo. LIBOR US + 6.60%), 1.75%, 05/25/36(c)	2,280	200,976
Series 2011-134, Class ST, (1 mo. LIBOR US + 6.00%), 1.15%, 12/25/41(c)	12,936	1,507,455
Series 2013-10, Class PI, 3.00%, 02/25/43	3,792	457,141
Series 2013-45, Class EI, 4.00%, 04/25/43	1,355	124,093
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.25%), 1.40%, 09/25/45(c)	11,593	862,320
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.15%), 1.30%, 09/25/47(a)(c)	17,533	1,873,980
Series 2019-25, Class SA, (1 mo. LIBOR US + 6.05%), 1.20%, 06/25/49(c)	8,683	992,157
Series 2019-35, Class SA, (1 mo. LIBOR US + 6.10%), 1.25%, 07/25/49(c)	2,810	293,331
Series 2020-12, Class JI, 4.50%, 03/25/50	7,816	1,589,491
Series 2021-23, Class CI, 3.50%, 07/25/46	19,517	3,439,529
Freddie Mac Mortgage-Backed Securities, 5.50%, 01/01/39(f)	4,637	4,790,305
Freddie Mac Multifamily Structured Pass Through Certificates(c)
Series K094, Class X1, 0.88%, 06/25/29	1,403	62,521
Series K104, Class X1, 1.13%, 01/25/30	1,351	80,719
Series K105, Class X1, 1.52%, 01/25/30	1,819	149,292
Series K107, Class X1, 1.59%, 01/25/30	1,230	105,932
Series K109, Class X1, 1.58%, 04/25/30	939	80,971
Series K110, Class X1, 1.70%, 04/25/30	393	35,737

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates(c) (continued)
Series K113, Class X1, 1.38%, 06/25/30	$1,592		$122,975
Series K115, Class X1, 1.33%, 06/25/30	1,951		147,120
Series K120, Class X1, 1.04%, 10/25/30	3,890		231,687
Series K122, Class X1, 0.88%, 11/25/30	1,669		86,010
Freddie Mac REMICS
Series 3744, Class PI, 4.00%, 06/15/39	1,202		50,620
Series 3796, Class WS, (1 mo. LIBOR US + 6.55%), 1.87%, 02/15/40(c)	305		1,538
Series 3923, Class SD, (1 mo. LIBOR US + 6.00%), 1.32%, 09/15/41(c)	16,693		1,607,841
Series 3954, Class SL, (1 mo. LIBOR US + 6.00%), 1.32%, 11/15/41(c)	10,268		1,074,186
Series 4026, Class IO, 4.50%, 04/15/32	599		50,208
Series 4119, Class SC, (1 mo. LIBOR US + 6.15%), 1.47%, 10/15/42(c)	230		25,667
Series 4706, Class IG, 4.00%, 07/15/47	8,237		1,383,579
Series 5013, Class JI, 4.00%, 09/25/50	20,368		3,000,927
Freddie Mac Structured Pass-Through Certificates, Series T-11, Class A9, 0.13%, 01/25/28(c)	88		86,919
Ginnie Mae
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 1.74%, 12/16/39(c)	371		29,437
Series 2011-52, Class MJ, (1 mo. LIBOR US + 6.65%), 1.89%, 04/20/41(c)	2,843		143,325
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 1.94%, 04/16/41(c)	3,525		258,347
Series 2012-97, Class JS, (1 mo. LIBOR US + 6.25%), 1.52%, 08/16/42(c)	4,880		146,143
Series 2013-63, Class IO, 0.74%, 09/16/51(c)	3,877		82,693
Series 2014-169, Class IO, 0.63%, 10/16/56(c)	12,863		282,897
Series 2016-113, Class IO, 1.18%, 02/16/58(c)	3,437		179,052
Series 2017-101, Class SL, (1 mo. LIBOR US + 6.20%), 1.44%, 07/20/47(c)	9,092		1,093,281
Series 2022-60, Class IH, 2.50%, 02/20/51	24,838		3,168,436
Ginnie Mae Mortgage-Backed Securities
7.50%, 09/15/23 - 11/15/23	—	(d)	336
8.00%, 05/15/26 - 06/15/27	9		8,593
5.00%, 10/20/39	1,029		1,056,293
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(e)(g)	13,000		9,760,285
Uniform Mortgage-Backed Securities
4.50%, 09/01/25 - 07/01/52(f)	24,643		24,551,836
5.50%, 02/01/33 - 10/01/39(f)	3,426		3,555,744
5.00%, 06/01/33 - 04/13/53(f)(h)	11,663	(d)	11,851,526
2.50%, 04/17/38(h)	180		167,056
6.50%, 10/01/38 - 10/01/39	1,168		1,233,724
4.00%, 01/01/41 - 08/01/52(f)	28,563		27,640,439
3.00%, 02/25/52 - 04/13/53(h)	68,500		61,487,218
3.50%, 03/25/52 - 04/13/53(h)	7,328		6,811,318

			209,551,193

Principal Only Collateralized Mortgage Obligations(e) — 0.1%
Fannie Mae Interest Strip, Series 228, Class 1, 0.00%, 06/25/23	—	(d)	12
Fannie Mae REMIC Trust, Series 1999-W4, Class PO, 0.00%, 02/25/29	17		15,377
Fannie Mae REMICS
Series 1993-70, Class A, 0.00%, 05/25/23	—	(d)	5

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Principal Only Collateralized Mortgage Obligations (continued)
Fannie Mae REMICS (continued)
Series 2002-13, Class PR, 4.00%, 03/25/32	$22	$20,389
Freddie Mac REMICS, Series 1691, Class B, 4.00%, 03/15/24	9	9,191

		44,974

Total U.S. Government Sponsored Agency Securities — 149.7% (Cost: $466,383,007)		425,423,560

Total Long-Term Investments — 164.9% (Cost: $509,808,618)		468,719,167

Short-Term Securities

Borrowed Bond Agreement — 0.3%
Credit Suisse AG, 4.52%, open (Purchased 03/15/2023 to be repurchased at $784,133, Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $777,659, respectively)(i)(j)	784	784,035

	Shares

Money Market Funds — 3.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(k)(l)	10,522,265	10,522,265

Total Short-Term Securities — 4.0% (Cost: $11,306,303)		11,306,300

Options Purchased — 0.1% (Cost: $228,000)		413,453

Total Investments Before Borrowed Bonds and TBA Sale Commitments — 169.0% (Cost: $521,342,921)		480,438,920

	Par (000)

Borrowed Bonds

U.S. Governments Obligations — (0.3)%
U.S. Treasury Bonds, 2.75%, 11/15/42(j)	$(917)	(777,659)

Total Borrowed Bonds — (0.3)% (Proceeds: $(842,347))		(777,659)

Security	Par (000)		Value

TBA Sale Commitments(h)

Mortgage-Backed Securities — (9.6)%
Uniform Mortgage-Backed Securities
3.00%, 04/13/53		$(26,600)	$(23,867,105)
3.50%, 04/13/53	(3,664)		(3,404,514)

Total TBA Sale Commitments — (9.6)% (Proceeds: $(27,223,349))			(27,271,619)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 159.1% (Cost: $493,277,225)			452,389,642

Liabilities in Excess of Other Assets — (59.1)%			(168,064,269)

Net Assets — 100.0%			$284,325,373

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Rounds to less than 1,000.
(e)	Rates are discount rates or a range of discount rates as of period end.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Zero-coupon bond.
(h)	Represents or includes a TBA transaction.
(i)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(j)	The amount to be repurchased assumes the maturity will be the day after the period end.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,814,963	$4,707,302	(a)	$—	$—	$—	$10,522,265	10,522,265	$79,667	$—

(a)	Represents net amount purchased (sold).

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas S.A.	4.93%	03/10/23	04/13/23	$1,352,871	$1,356,391	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93	03/10/23	04/13/23	2,401,349	2,407,597	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93	03/10/23	04/13/23	1,478,068	1,481,914	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93	03/10/23	04/13/23	2,632,887	2,639,737	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93	03/10/23	04/13/23	1,204,000	1,207,133	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93	03/10/23	04/13/23	1,182,448	1,185,524	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93	03/10/23	04/13/23	3,122,880	3,131,005	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93	03/10/23	04/13/23	1,313,718	1,317,136	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93	03/10/23	04/13/23	20,843,360	20,899,748	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93	03/10/23	04/13/23	9,203,789	9,227,736	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93	03/10/23	04/13/23	2,172,658	2,178,312	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93	03/10/23	04/13/23	1,472,164	1,475,994	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93	03/10/23	04/13/23	2,837,946	2,845,330	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93	03/10/23	04/13/23	2,160,460	2,166,081	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93	03/10/23	04/13/23	1,478,196	1,482,042	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	4.93	03/10/23	04/13/23	1,059,725	1,062,483	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91	03/10/23	04/13/23	6,039,731	6,055,383	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91	03/10/23	04/13/23	3,190,583	3,198,851	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91	03/10/23	04/13/23	6,005,546	6,021,109	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91	03/10/23	04/13/23	6,189,953	6,205,994	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91	03/10/23	04/13/23	6,065,337	6,081,055	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91	03/10/23	04/13/23	6,036,863	6,052,507	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91	03/10/23	04/13/23	6,017,825	6,033,419	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91	03/10/23	04/13/23	5,988,352	6,003,871	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91	03/10/23	04/13/23	4,913,904	4,926,638	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91	03/10/23	04/13/23	6,017,837	6,033,432	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91	03/10/23	04/13/23	4,612,246	4,624,198	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91	03/10/23	04/13/23	6,142,314	6,158,231	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.91	03/10/23	04/13/23	3,888,275	3,898,351	U.S. Government Sponsored Agency Securities	Up to 30 Days

				$127,025,285	$127,357,202

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	397	06/21/23	$45,680	$1,430,813

Short Contracts
10-Year U.S. Ultra Long Treasury Note	175	06/21/23	21,221	(682,515)
U.S. Long Bond	125	06/21/23	16,418	(676,164)
2-Year U.S. Treasury Note	218	06/30/23	45,039	(531,215)
5-Year U.S. Treasury Note	132	06/30/23	14,474	(326,959)

				(2,216,853)

				$(786,040)

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)	Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 12/13/33	1-Day SOFR, 4.80%	Quarterly	3.00%	Semi-Annual	Deutsche Bank AG	12/11/23	3.00%	USD 15,000	$413,453

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 4.80%	Quarterly	0.17%	Quarterly	N/A	10/21/25	USD 137	$(13,261)	$(18)	$(13,243)
0.18%	Quarterly	1-Day FEDL, 4.83%	Quarterly	N/A	10/21/25	USD 137	13,188	15	13,173

							$ (73)	$(3)	$(70)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$—	$8,788	$8,788
Non-Agency Mortgage-Backed Securities	—	43,286,811	8	43,286,819
U.S. Government Sponsored Agency Securities	—	423,549,580	1,873,980	425,423,560
Short-Term Securities
Borrowed Bond Agreement	—	784,035	—	784,035
Money Market Funds	10,522,265	—	—	10,522,265
Options Purchased
Interest Rate Contracts	—	413,453	—	413,453
Liabilities
Investments
Borrowed Bonds	—	(777,659)	—	(777,659)
TBA Sale Commitments	—	(27,271,619)	—	(27,271,619)

	$10,522,265	$439,984,601	$1,882,776	$452,389,642

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,430,813	$13,173	$—	$1,443,986
Liabilities
Interest Rate Contracts	(2,216,853)	(13,243)	—	(2,230,096)

	$(786,040)	$(70)	$—	$(786,110)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $127,357,202 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

FEDL	Fed Funds Effective Rate

LIBOR	London Interbank Offered Rate

PO	Principal Only

REMIC	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

S C H E D U L E O F I N V E S T M E N T S	6